Share-Based Compensation - Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Volatility	71.18%	81.00%
Risk-free interest rate	2.32%	1.70%
Dividend yield	0.00%	0.00%
Expected life	3 years 8 months 9 days	4 years 7 months 28 days